Financial Assets at Fair Value through Other Comprehensive Income - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financial assets at fair value through other comprehensive income [abstract]
Decrease in fair value of financial assets through other comprehensive income	¥ 583	$ 84	¥ 383	¥ 56
Decrease in fair value of financial assets through other comprehensive income, net of tax	¥ 581	$ 84	¥ 381	¥ 58